UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21582
                                           -------------------------------------

              Madison/Claymore Covered Call & Equity Strategy Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

              Madison/Claymore Covered Call & Equity Strategy Fund

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 630-505-3700

Date of fiscal year end:  December 31
                          --------------

Date of reporting period: March 31, 2009
                          --------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.


MCN | MADISON/CLAYMORE COVERED CALL & EQUITY STRATEGY FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

           NUMBER
         OF SHARES         DESCRIPTION                                                 VALUE
---------------------------------------------------------------------------------------------
                           LONG-TERM INVESTMENTS 118.0%
                           COMMON STOCKS (A) 111.7%
                           COMPUTERS 1.9%
                265,800    Dell, Inc. (b)                                       $  2,519,784
                                                                                ------------

                           CONSUMER DISCRETIONARY 29.7%
                400,000    American Eagle Outfitters, Inc.                         4,896,000
                226,000    Bed Bath & Beyond, Inc. (b)                             5,593,500
                 80,000    Best Buy Co., Inc.                                      3,036,800
                200,000    Coach, Inc.  (b)                                        3,340,000
                140,000    Home Depot, Inc.                                        3,298,400
                165,000    Kohl's Corp. (b)                                        6,982,800
                210,000    Lowe's Cos., Inc.                                       3,832,500
                230,000    Starbucks Corp. (b)                                     2,555,300
                125,000    Target Corp.                                            4,298,750
                232,000    Williams-Sonoma, Inc.                                   2,338,560
                                                                                ------------
                                                                                  40,172,610
                                                                                ------------
                           CONSUMER SERVICES 6.6%
                263,400    eBay, Inc. (b)                                          3,308,304
                100,000    Garmin, Ltd. (Cayman Islands)                           2,121,000
                130,000    Intuit, Inc. (b)                                        3,510,000
                                                                                ------------
                                                                                   8,939,304
                                                                                ------------

                           ENERGY 10.3%
                 68,000    Apache Corp.                                            4,358,120
                 52,000    Schlumberger, Ltd. (Netherlands Antilles)               2,112,240
                 38,000    Transocean, Ltd. (Switzerland) (b)                      2,235,920
                 50,000    Unit Corp. (b)                                          1,046,000
                 70,000    Valero Energy Corp.                                     1,253,000
                 96,000    XTO Energy, Inc.                                        2,939,520
                                                                                ------------
                                                                                  13,944,800
                                                                                ------------

                           FINANCIALS 15.1%
                 60,000    Affiliated Managers Group, Inc. (b)                     2,502,600
                160,000    American Express Co.                                    2,180,800
                205,278    Bank of America Corp.                                   1,399,996
                160,000    Capital One Financial Corp.                             1,958,400
                170,000    Citigroup, Inc.                                           430,100
                260,000    Marshall & Ilsley Corp.                                 1,463,800
                150,000    Morgan Stanley                                          3,415,500
                 90,000    State Street Corp.                                      2,770,200
                255,000    Synovus Financial Corp.                                   828,750
                240,000    Wells Fargo & Co.                                       3,417,600
                                                                                ------------
                                                                                  20,367,746
                                                                                ------------

                           HEALTH CARE 17.6%
                 80,000    Biogen Idec, Inc. (b)                                   4,193,600
                100,000    Community Health Systems, Inc. (b)                      1,534,000
                310,000    Mylan, Inc. (b)                                         4,157,100
                270,000    Pfizer, Inc.                                            3,677,400
                200,000    UnitedHealth Group, Inc.                                4,186,000
                 70,000    Varian Medical Systems, Inc. (b)                        2,130,800
                 50,000    Waters Corp. (b)                                        1,847,500
                 57,500    Zimmer Holdings, Inc. (b)                               2,098,750
                                                                                ------------
                                                                                  23,825,150
                                                                                ------------

                           INDUSTRIAL 1.8%
                 50,000    United Parcel Services, Inc. - Class B                  2,461,000
                                                                                ------------

                           INSURANCE 0.1%
                108,800    MGIC Investment Corp.                                     154,496
                                                                                ------------

                           SOFTWARE 5.4%
                160,000    Check Point Software Technologies (Israel) (b)          3,553,600
                250,000    Symantec Corp. (b)                                      3,735,000
                                                                                ------------
                                                                                   7,288,600
                                                                                ------------
                           TECHNOLOGY 23.2%
                120,000    Adobe Systems, Inc.  (b)                                2,566,800
                100,000    Altera Corp.                                            1,755,000
                160,000    Applied Materials, Inc.                                 1,720,000
                397,700    Cisco Systems, Inc. (b)                                 6,669,429
                394,000    EMC Corp. (b)                                           4,491,600
                 40,000    Fiserv, Inc. (b)                                        1,458,400
                600,000    Flextronics International Ltd. (Singapore) (b)          1,734,000
                  5,000    Google, Inc. - Class A (b)                              1,740,300
                170,000    Microsoft Corp.                                         3,122,900
                157,300    QLogic Corp. (b)                                        1,749,176
                164,000    Yahoo!, Inc. (b)                                        2,100,840
                122,000    Zebra Technologies Corp. - Class A (b)                  2,320,440
                                                                                ------------
                                                                                  31,428,885
                                                                                ------------

                           TOTAL COMMON STOCKS - 111.7%
                           (Cost $306,930,673)                                   151,102,375
                                                                                ------------

                           EXCHANGE-TRADED FUNDS - 6.3%
                150,000    Powershares QQQ                                         4,548,000
                 50,000    SPDR Trust Series 1                                     3,972,000
                           (Cost $11,067,243)                                   ------------
                                                                                   8,520,000
                                                                                ------------

                           TOTAL LONG-TERM INVESTMENTS 118.0%
                           (Cost $317,997,916)                                   159,622,375
                                                                                ------------

                           SHORT-TERM INVESTMENTS  2.4%
                           MONEY MARKET FUNDS 2.1%
              2,906,735    AIM Liquid Assets Money Market Fund (Cost $2,906,735)   2,906,735
                                                                                ------------
     PRINCIPAL AMOUNT                                                                  VALUE
---------------------------------------------------------------------------------------------
                           U.S. GOVERNMENT 0.3%
              $ 370,000    U.S. Treasury Note (coupon 4.5%, maturity 4/30/09)
                           (Cost $371,410)                                           371,410
                                                                                ------------

                           TOTAL SHORT-TERM INVESTMENTS  2.4%
                           (Cost $3,278,145)                                       3,278,145
                                                                                ------------

                           TOTAL INVESTMENTS  120.4%
                           (Cost $321,276,061)                                   162,900,520
                           Liabilities in excess of Other Assets - (0.1%)           (141,971)
                           Borrowings - (14.0%)                                  (19,000,000)
                           Total Value of Options Written - (6.3%)                (8,481,774)
                                                                                ------------
                           NET ASSETS  100.0%                                   $135,276,775
                                                                                ============

(a) All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

(b)  Non-income producing security.

   CONTRACTS
(100 SHARES PER
    CONTRACT)      CALL OPTIONS WRITTEN (B)                        EXPIRATION DATE    EXERCISE PRICE                VALUE
-------------------------------------------------------------------------------------------------------------------------
            400    Adobe Systems, Inc.                                 July 2009             $ 20.00     $        136,000

            200    Adobe Systems, Inc.                               January 2010              22.50               76,000

            200    Adobe Systems, Inc.                               January 2010              30.00               29,500

            250    Adobe Systems, Inc.                                April 2009               25.00                3,125

            150    Adobe Systems, Inc.                               October 2009              25.00               32,250

            200    Affiliated Managers Group, Inc.                     June 2009               35.00              210,000

            100    Affiliated Managers Group, Inc.                     June 2009               45.00               51,000

            300    Affiliated Managers Group, Inc.                   January 2010              50.00              237,000

            500    Altera Corp.                                        June 2009               17.50               80,000

            500    Altera Corp.                                      January 2010              20.00               95,000

            300    American Express Co.                                July 2009               22.50               10,500

            180    American Express Co.                               April 2009               25.00                  900

            300    American Eagle Outfitters, Inc.                    August 2009              10.00               96,000

          1,000    American Eagle Outfitters, Inc.                     May 2009                12.50              100,000

          1,300    American Eagle Outfitters, Inc.                   January 2010              12.50              328,250

            315    Apache Corp.                                        July 2009               80.00               82,687

            365    Apache Corp.                                       April 2009               90.00                1,825

            700    Applied Materials, Inc.                            April 2009               11.00               28,000

            500    Applied Materials, Inc.                           January 2010              12.50               67,500

            300    Applied Materials, Inc.                           January 2010              15.00               20,250

            460    Bed Bath & Beyond, Inc.                             May 2009                25.00               82,800

            300    Bed Bath & Beyond, Inc.                             May 2009                27.50               25,500

          1,500    Bed Bath & Beyond, Inc.                           January 2010              30.00              330,000

            200    Best Buy Co., Inc.                                  June 2009               27.50              226,000

            200    Best Buy Co., Inc.                                  June 2009               32.50              148,000

            400    Best Buy Co., Inc.                                January 2010              35.00              352,000

            400    Biogen Idec, Inc.                                 January 2010              50.00              400,000

            200    Biogen Idec, Inc.                                   July 2009               55.00               86,000

            200    Biogen Idec, Inc.                                  April 2009               45.00              152,000

            500    Check Point Software Technologies (Israel)        January 2010              25.00               98,750

            900    Check Point Software Technologies (Israel)          July 2009               20.00              297,000

            200    Check Point Software Technologies (Israel)          July 2009               22.50               36,500

            500    Cisco Systems, Inc.                                April 2009               18.00                7,750

            500    Cisco Systems, Inc.                               January 2010              20.00               74,250

            400    Coach, Inc.                                        August 2009              15.00              148,000

            800    Coach, Inc.                                         May 2009                20.00               36,000

            200    Community Health Systems, Inc.                      June 2009               20.00               12,000

            400    Dell, Inc.                                        January 2010              12.50               35,200

            400    Dell, Inc.                                          May 2009                13.00                1,600

            400    Dell, Inc.                                        January 2010              15.00               17,200

          1,000    eBay, Inc.                                         April 2009               15.00                3,000

          1,634    eBay, Inc.                                         April 2009               17.00                2,451

            500    EMC Corp.                                          April 2009               12.00               16,500

            300    EMC Corp.                                           July 2009               12.00               34,350

            600    EMC Corp.                                         January 2010              12.50               97,500

            800    EMC Corp.                                           July 2009               13.00               64,400

            200    Fiserv, Inc.                                        June 2009               35.00               76,000

            200    Fiserv, Inc.                                     September 2009             35.00              102,000

            350    Garmin, Ltd. (Cayman Islands)                      April 2009               20.00               68,250

             50    Google, Inc. - Class A                              June 2009              350.00              143,500

            772    Home Depot, Inc.                                    May 2009                27.50               20,458

            743    Intuit, Inc.                                       April 2009               25.00              170,890

            200    Intuit, Inc.                                        July 2009               27.50               46,000

          1,150    Kohl's Corp.                                       April 2009               35.00              862,500

            500    Kohl's Corp.                                       April 2009               40.00              165,000

            365    Lowe's Cos., Inc.                                  April 2009               22.50                1,825

            700    Lowe's Cos., Inc.                                 January 2010              25.00               77,000

            500    Marshall & Ilsley Corp.                             June 2009               15.00                2,500

            400    Microsoft Corp.                                     July 2009               21.00               33,800

            500    Microsoft Corp.                                     July 2009               23.00               19,750

            800    Microsoft Corp.                                    April 2009               27.00                4,000

            500    Morgan Stanley                                     April 2009               25.00               53,750

            390    Mylan, Inc.                                         July 2009               12.50               79,950

            340    Mylan, Inc.                                       January 2010              12.50              102,000

            670    Mylan, Inc.                                       January 2010              15.00              115,575

          1,500    Powershares QQQ                                     May 2009                31.00              202,500

            200    QLogic Corp.                                        July 2009               12.50               11,000

            573    QLogic Corp.                                      January 2010              15.00               27,218

            200    Schlumberger, Ltd. (Netherlands Antilles)           May 2009                50.00               19,500

            200    Schlumberger, Ltd. (Netherlands Antilles)         January 2010              60.00               47,000

            500    SPDR Trust Series 1                                April 2009               88.00               14,750

            700    Starbucks Corp.                                    April 2009               10.00               91,350

            400    Starbucks Corp.                                     July 2009               11.00               59,800

            700    State Street Corp.                                  May 2009                50.00               21,000

            200    State Street Corp.                                January 2010              60.00               41,500

            300    Symantec Corp.                                     April 2009               15.00               18,750

            800    Symantec Corp.                                      July 2009               15.00              148,000

            400    Symantec Corp.                                     April 2009               17.50                2,000

            500    Symantec Corp.                                    January 2010              20.00               43,750

            800    Target Corp.                                       April 2009               37.50               35,600

            100    Target Corp.                                        July 2009               40.00               17,300

            180    Transocean, Ltd. (Switzerland)                     August 2009              55.00              194,400

            200    Transocean, Ltd. (Switzerland)                      May 2009                70.00               27,000

            200    Unit Corp.                                          June 2009               25.00               21,000

            200    UnitedHealth Group, Inc.                            June 2009               30.00                5,000

            500    United Parcel Services, Inc.  - Class B            April 2009               55.00                8,750

            500    Valero Energy Corp.                                 June 2009               25.00               16,250

            318    Varian Medical Systems, Inc.                      January 2010              40.00               56,445

             50    Varian Medical Systems, Inc.                        May 2009                40.00                  750

            200    Varian Medical Systems, Inc.                        May 2009                45.00                1,000

            300    Waters Corp.                                        May 2009                45.00               18,750

            200    Waters Corp.                                      January 2010              50.00               36,500

          1,300    Wells Fargo & Co.                                   July 2009               21.00              188,500

            500    Wells Fargo & Co.                                 January 2010              30.00               51,250

          1,000    Williams-Sonoma, Inc.                              August 2009              10.00              195,000

            560    XTO Energy, Inc.                                    May 2009                45.00                4,200

            400    XTO Energy, Inc.                                  January 2010              45.00               85,000

            300    Yahoo!, Inc.                                        July 2009               15.00               28,500

            400    Yahoo!, Inc.                                       April 2009               16.00                3,200

            200    Yahoo!, Inc.                                      January 2010              17.50               19,600

            400    Zebra Technologies Corp. - Class A                  May 2009                20.00               34,000

            200    Zebra Technologies Corp. - Class A                 August 2009              20.00               34,500

            475    Zimmer Holdings, Inc.                               June 2009               45.00               30,875


                   TOTAL VALUE OF CALL OPTIONS WRITTEN
                   (Premiums received $12,416,499)                                                              8,476,774
                                                                                                         -----------------

                   PUT OPTIONS WRITTEN
            200    Garmin, Ltd. (Cayman Islands)                      April 2009               17.50                5,000
                                                                                                         -----------------

                   TOTAL VALUE OF PUT OPTIONS WRITTEN
                   (Premiums received $57,804)                                                                      5,000
                                                                                                         -----------------

                   TOTAL OPTIONS WRITTEN
                   (Premiums received $12,474,303)                                                       $      8,481,774
                                                                                                         =================

(b)  Non-income producing security.

See previously submitted notes to financial statements for the period ending December 31, 2008.

    Country Allocation*
----------------------------------------------------------------------------
United States                                                         92.8%
Israel                                                                 2.2%
Switzerland                                                            1.4%
Cayman Islands                                                         1.3%
Netherlands Antilles                                                   1.3%
Singapore                                                              1.0%

* Based on Total Investments (which does not take into consideration the Value of Options Written). Subject to change daily.

In September, 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation).

Valuations at March 31, 2009
Description                Securities           Derivatives               Total
                           ----------           -----------           ---------
(value in $000s)
Assets:
Level 1                     $ 162,529                                 $ 162,529
Level 2                           372                     -                 372
Level 3                             -                     -                   -
                            ---------               -------           ---------
Total                       $ 162,901               $     -           $ 162,901
                            =========               =======           =========

Liabilities:
Level 1                     $       -               $ 8,482           $   8,482
Level 2                             -                     -                   -
Level 3                             -                     -                   -
                            ---------               -------           ---------
Total                       $       -               $ 8,482           $   8,482
                            =========               =======           =========

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

             Madison/Claymore Covered Call & Equity Strategy Fund
             -------------------------------------------------------------------

By:     /s/ J. Thomas Futrell
        ------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date:   May 19, 2009
        ------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ J. Thomas Futrell
        ------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date:   May 19, 2009
        ------------------------------------------------------------------------

By:     /s/ Steven M. Hill
        ------------------------------------------------------------------------
        Steven M. Hill
        Treasurer and Chief Financial Officer

Date:   May 19, 2009
        ------------------------------------------------------------------------